Schedule of Revenue Disaggregated by Revenue Source (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disaggregation of Revenue [Line Items]
Revenues, net	$ 18,756	$ 25,715
Spot Charters [Member]
Disaggregation of Revenue [Line Items]
Revenues, net	2,167	8,740
Time Charters [Member]
Disaggregation of Revenue [Line Items]
Revenues, net	$ 16,589	$ 16,975